UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM N-PX
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ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:  811-23607

Delaware Wilshire Private Markets Master Fund
(Exact name of registrant as specified in charter)

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SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
 (Address of principal executive offices)

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SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)

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Registrant’s telephone number, including area code: 1-877-446-3863
Date of Fiscal Year End: March 31
Date of Reporting Period: July 1, 2021 to June 30, 2022

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Item 1. Proxy Voting Record.

Delaware Wilshire Private Markets Master Fund

Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Delaware Wilshire Private Markets Master Fund

By:   /s/ Michael Beattie
Michael Beattie
President
Date: August 5, 2022